DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME - Disclosure of net cash flows provided by (used in) the discontinued operations (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 06, 2022	Dec. 31, 2021
Discontinued Operations And Deconsolidation [Abstract]
Operating activities	$ (300)	$ (10,621)
Investing activities	(615)	(1,434)
Financing activities	$ (1,850)	$ 14,864